UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cambium Capital Management, L.L.C.

Address:  6805 Morrison Boulevard
          Suite 450
          Charlotte, NC 28211


13F File Number: 28-11178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Young
Title:  Managing Member
Phone:  704-731-5444


Signature, Place and Date of Signing:


/s/ Thomas M. Young                Charlotte, NC                 8/12/05
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $23,948
                                       (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE


      COLUMN 1                 COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8
                               TITLE OF                     VALUE      SHRS OR  SH/  PUT/    INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)   PRN AMT  PRN  CALL    DISCRETION   MANAGER  SOLE  SHARED NONE
--------------                 -----            -----       --------   -------  ---  ----    ----------   -------  ----  -----------
CRYSTALLEX INTL CORP           COM              22942F101     603      167600                SOLE         NONE     167600
CAMECO CORP                    COM              13321L108    1235       27600                SOLE         NONE      27600
BE AEROSPACE INC               COM              073302101    1046       66900                SOLE         NONE      66900
CLEAN HARBORS INC              COM              184496107     453       20900                SOLE         NONE      20900
DRS TECHNOLOGIES INC           COM              23330X100     846       16500                SOLE         NONE      16500
GOODRICH CORP                  COM              382388106    1171       28600                SOLE         NONE      28600
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    1423       44200                SOLE         NONE      44200
SIRIUS SATELLITE RADIO INC     COM              82966U103     467       72000                SOLE         NONE      72000
XM SATELLITE RADIO HLDGS INC   CL A             983759101    1417       42100                SOLE         NONE      42100
CHINA MOBILE HONG KONG LTD     SPONSORED ADR    16941M109     351       18900                SOLE         NONE      18900
VALOR COMMUNICATIONS GROUP I   COM              920255106     952       69000                SOLE         NONE      69000
ALLIANCE GAMING CORP           COM NEW          01859P609     561       40000                SOLE         NONE      40000
HARRAHS ENTMT INC              COM              413619107     829       11500                SOLE         NONE      11500
NIKE INC                       CL B             654106103     970       11200                SOLE         NONE      11200
FORDING CDN COAL TR            TR UNIT          345425102    1337       14500                SOLE         NONE      14500
GRANT PRIDECO INC              COM              38821G101     743       28100                SOLE         NONE      28100
BANK OF AMERICA CORPORATION    COM              060505104    1086       23800                SOLE         NONE      23800
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    1434         515                SOLE         NONE        515
CURIS INC                      COM              231269101     236       60400                SOLE         NONE      60400
PROTEIN DESIGN LABS INC        COM              74369L103     410       20300                SOLE         NONE      20300
BAXTER INTL INC                COM              071813109     946       25500                SOLE         NONE      25500
NABI BIOPHARMACEUTICALS        COM              629519109     484       31800                SOLE         NONE      31800
SEPRACOR INC                   COM              817315104     594        9900                SOLE         NONE       9900
TANOX INC                      COM              87588Q109     408       34800                SOLE         NONE      34800
RESMED INC                     COM              761152107     950       14400                SOLE         NONE      14400
RESPIRONICS INC                COM              761230101     715       19800                SOLE         NONE      19800
EDUCATION RLTY TR INC          COM              28140H104     705       38500                SOLE         NONE      38500
SONIC SOLUTIONS                COM              835460106    1244       66900                SOLE         NONE      66900
INTEGRATED DEVICE TECHNOLOGY   COM              458118106     332       30900                SOLE         NONE      30900

                                                            23948

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